Segment Information (Details)	12 Months Ended
Mar. 31, 2026 segment
Segment Information [Line Items]
Operating segment	1
Reportable segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Decision Maker
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.